Share-Based Compensation Plans - Narrative (Details)		1 Months Ended	12 Months Ended
	Jan. 01, 2022 shares	Feb. 10, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from exercises of all share-based payment arrangements for employees and directors			$ 0	$ 0	$ 0
Income tax benefit by the exercise of nonqualified employee stock options and vesting of restricted share awards			1,300,000	1,000,000	2,400,000
Existing unit retained						1
Additional unit received for each existing award						0.80
Capitalized compensation cost			4,994,000	3,142,000	0
Incentive PSU Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capitalized compensation cost			800,000	900,000	(800,000)
Value Driver Performance Programs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capitalized compensation cost			$ 0	$ 400,000	$ 2,500,000
Award vested at end of year one			50.00%
Award vested at end of year two			50.00%
Period after which the shares granted will be fully vested			1 year
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period			36 months
Performance Shares | 2020 Incentive PSU Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs on non-vested awards			$ 3,200,000
Performance Shares | 2021 Incentive PSU Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs on non-vested awards			$ 14,900,000
Performance Shares | Incentive PSU Programs – Equity Settled
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares, granted (in shares) | shares			922,260	1,376,198	463,380
Grant date fair value (in dollars per share) | $ / shares			$ 23.44	$ 6.62	$ 29.45
Value of stock awards vested			$ 8,214,730	$ 5,375,504	$ 36,988,926
Awards outstanding (in shares) | shares			2,754,648	1,939,728	615,293	536,014
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation plan, award as a percentage of target award level			0.00%	0.00%	0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation plan, award as a percentage of target award level			200.00%	150.00%	300.00%
Performance Share, Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate term			3 years
Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate term	3 years
Capitalized compensation cost			$ 6,700,000	$ 3,000,000
Unrecognized compensation costs on non-vested awards			$ 13,700,000
Non-vested shares, granted (in shares) | shares			1,980,230
Grant date fair value (in dollars per share) | $ / shares			$ 13.92
Value of stock awards vested			$ 8,612,563	$ 3,200,000	$ 11,900,000
Period for recognition			10 months 24 days
Awards outstanding (in shares) | shares			3,104,281	1,868,400
Number of options granted (in shares) | shares	1,248,120
Restricted stock awards | Key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period after which the shares granted will be fully vested			3 years	3 years
Non-vested shares, granted (in shares) | shares			1,980,230	1,767,960	613,440
Grant date fair value (in dollars per share) | $ / shares			$ 13.92	$ 10.02	$ 17.42
Restricted stock unit awards- liability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period after which the shares granted will be fully vested			3 years
Non-vested shares, granted (in shares) | shares					686,350
Awards outstanding (in shares) | shares			417,265
Deferred compensation liability			$ 8,100,000	$ 4,500,000	$ 4,400,000
Non-qualified stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs on non-vested awards			$ 200,000
Number of options granted (in shares) | shares			0	1,000,000	779,300
Total intrinsic value of options exercised			$ 200,000
Exercised (in shares) | shares			88,100	0	0
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs on non-vested awards			$ 4,000,000
Grant date fair value (in dollars per share) | $ / shares				$ 10.00
Number of options granted (in shares) | shares			1,240,000
Total intrinsic value of options exercised			$ 0
Non-employee directors' share-based awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares) | shares			430,858
Shares granted (in shares) | shares			120,080	201,300	146,790
Weighted average fair value, granted (in dollars per share) | $ / shares			$ 17.49	$ 13.46	$ 18.11
PSU | 2022 Incentive PSU Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares) | shares		575,120
PSU | Minimum | 2022 Incentive PSU Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation plan, award as a percentage of target award level		0.00%
PSU | Maximum | 2022 Incentive PSU Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation plan, award as a percentage of target award level		200.00%